RISK MANAGEMENT - Credit quality of the borrower (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Loans and advances	$ 253,951,647	$ 269,923,739
Stage 1
RISK MANAGEMENT
Loans and advances	222,372,889	236,770,056
Stage 2
RISK MANAGEMENT
Loans and advances	16,042,661	18,656,439
Stage 3
RISK MANAGEMENT
Loans and advances	15,536,097	14,497,244
Commercial
RISK MANAGEMENT
Loans and advances	134,687,396	143,537,853
Commercial | Stage 1
RISK MANAGEMENT
Loans and advances	120,773,927	126,530,862
Commercial | Stage 2
RISK MANAGEMENT
Loans and advances	5,453,537	8,062,435
Commercial | Stage 3
RISK MANAGEMENT
Loans and advances	8,459,932	8,944,556
Consumer
RISK MANAGEMENT
Loans and advances	54,591,769	59,588,721
Consumer | Stage 1
RISK MANAGEMENT
Loans and advances	46,060,615	51,510,943
Consumer | Stage 2
RISK MANAGEMENT
Loans and advances	4,407,067	5,288,921
Consumer | Stage 3
RISK MANAGEMENT
Loans and advances	4,124,087	2,788,857
Mortgage
RISK MANAGEMENT
Loans and advances	36,250,408	37,371,373
Mortgage | Stage 1
RISK MANAGEMENT
Loans and advances	32,210,648	34,067,734
Mortgage | Stage 2
RISK MANAGEMENT
Loans and advances	2,628,654	1,997,270
Mortgage | Stage 3
RISK MANAGEMENT
Loans and advances	1,411,106	1,306,369
Small Business
RISK MANAGEMENT
Loans and advances	1,145,017	1,328,076
Small Business | Stage 1
RISK MANAGEMENT
Loans and advances	774,571	1,093,973
Small Business | Stage 2
RISK MANAGEMENT
Loans and advances	260,303	135,528
Small Business | Stage 3
RISK MANAGEMENT
Loans and advances	110,143	98,575
Financial Leases
RISK MANAGEMENT
Loans and advances	27,277,057	28,097,716
Financial Leases | Stage 1
RISK MANAGEMENT
Loans and advances	22,553,128	23,566,544
Financial Leases | Stage 2
RISK MANAGEMENT
Loans and advances	3,293,100	3,172,285
Financial Leases | Stage 3
RISK MANAGEMENT
Loans and advances	$ 1,430,829	$ 1,358,887